DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($)							3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 01, 2016	Aug. 31, 2016	May 14, 2015	Dec. 11, 2014	Sep. 30, 2014	May 14, 2014	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 01, 2015	May 05, 2015
Business Acquisition, Contingent Consideration [Line Items]
Percentage of ownership in PBF LLC													100.00%
Payments to acquire businesses										$ 971,932,000	$ 0		$ 565,304,000	$ 0	$ 0
Less income attributable to noncontrolling interests							$ 45,000		$ 0	438,000	0		274,000	0	0
Income tax expense							$ 2,291,000		$ 0	$ 29,287,000	$ 0		$ 648,000	$ 0	$ 0
PBF Logistics LP [Member] | PBF LLC [Member] | Delaware City West Heavy Crude Unloading Rack [Member]
Business Acquisition, Contingent Consideration [Line Items]
Total purchase price					$ 150,000,000							$ 150,000,000
Payments to acquire businesses					135,000,000							135,000,000
Business acquisition, equity interest issued, value					$ 15,000,000							$ 15,000,000
Business acquisition, equity interest issued or issuable, number of shares					589,536
PBF Logistics LP [Member] | PBF LLC [Member] | Toledo Storage Facility [Member]
Business Acquisition, Contingent Consideration [Line Items]
Total purchase price				$ 150,000,000
Payments to acquire businesses				135,000,000
Business acquisition, equity interest issued, value				$ 15,000,000
Business acquisition, equity interest issued or issuable, number of shares				620,935
IPO [Member] | Common Units [Member]
Business Acquisition, Contingent Consideration [Line Items]
Partners' capital account, units, sold in public offering						15,812,500
PBF Energy [Member] | Class A Common Stock [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of ownership in PBF LLC							95.20%			95.20%			95.10%	89.90%
PBF Energy Inc. [Member] | Class A Common Stock [Member]
Business Acquisition, Contingent Consideration [Line Items]
Percentage of ownership in PBF LLC													95.10%
PBF Logistics LP [Member] | Partnership [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	50.00%
Total purchase price	$ 175,000,000	$ 175,000,000
Payments to acquire businesses	$ 20,000,000
PBF Logistics LP [Member] | Delaware City Products Pipeline and Truck Rack [Member] | Partnership [Member]
Business Acquisition, Contingent Consideration [Line Items]
Total purchase price			$ 143,000,000
Payments to acquire businesses			112,500,000
Business acquisition, equity interest issued, value			$ 30,500,000														$ 30,500,000
Business acquisition, equity interest issued or issuable, number of shares			1,288,420
PBF Logistics LP [Member] | IPO [Member] | Common Units [Member]
Business Acquisition, Contingent Consideration [Line Items]
Partners' capital account, units, sold in public offering						15,812,500
MOEM Pipeline [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent							100.00%			100.00%						100.00%
T&M Terminal Company [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent							80.00%			80.00%			80.00%
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent							80.00%			80.00%			80.00%			80.00%
Torrance Valley Pipeline Company [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent	50.00%						50.00%			50.00%
Collins Pipeline Company And T&M Terminal Company [Member]
Business Acquisition, Contingent Consideration [Line Items]
Less income attributable to noncontrolling interests							$ 45,000
Income tax expense							$ 348,000			$ 1,512,000
Collins Pipeline Company And T&M Terminal Company [Member] | Chalmette Refining [Member]
Business Acquisition, Contingent Consideration [Line Items]
Noncontrolling Interest, ownership Percentage by Parent							80.00%			80.00%
Restatement Adjustment [Member]
Business Acquisition, Contingent Consideration [Line Items]
Income tax expense								$ 30,481,000
Deferred Tax Liabilities, Net								$ 30,481,000